Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash Equivalents, Original Maturity Period, Maximum	3 months
Loans and Leases Receivable, Placed on Nonaccrual Status, Period Delinquent	90 days
Advertising Expense	$ 988,000	$ 1,120,000